Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets other than Goodwill

NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2022

December 31, 2022	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2021

December 31, 2021	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

Amortization expense the years ended December 31, 2022, 2021 and 2020 were as follows:

	Amortization Expense Year Ended December 31, 2022	Amortization Expense Year Ended December 31, 2021	Amortization Expense Year Ended December 31, 2020
Port terminal operating rights	$998	$998	$998
Customer relationships	1,775	1,774	1,775
Total	$2,773	$2,772	$2,773

The remaining aggregate amortization of acquired intangibles as of December 31, 2022 was as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$32,345	$37,320
Customer relationships	1,775	1,775	1,775	1,775	1,773	—	8,873
Total amortization	$2,770	$2,770	$2,770	$2,770	$2,768	$32,345	$46,193